Interest in Other Entities (Details) - Schedule of purchase price allocation upon deconsolidation - ScoutCam Inc. [Member] $ in Thousands	1 Months Ended
Mar. 31, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of purchase price allocation upon deconsolidation [Line Items]
Fair value of investment	$ 11,843
Total consideration	11,843
ScoutCam’s Equity as of March 31, 2021	22,338
Adjustments to Equity	(5,445)
Equity ss adjusted	$ 16,893
Groups share in %	28.06%
Purchase price allocation upon deconsolidation total	$ 4,740
Excess cost to allocate:	7,103
Technology	1,672
Deferred tax liability	(385)
Total intangible assets identified	1,287
Excess purchase price to allocate to goodwill	$ 5,816